Fair Value Measurements - Summary of Changes in the Fair Value of Warrant Liabilities (Detail)	6 Months Ended
Dec. 31, 2020 USD ($)
Private Placement [Member]
Fair value as of July 3, 2020	$ 0
Initial measurement on August 18, 2020	22,792,602
Change in valuation inputs or other assumptions	68,063,584
Fair value as of December 31, 2020	90,856,186
Public Warrants [Member]
Fair value as of July 3, 2020	0
Initial measurement on August 18, 2020	20,412,606
Change in valuation inputs or other assumptions	38,651,394
Fair value as of December 31, 2020	59,064,000
Warrants Liabilities [Member]
Fair value as of July 3, 2020	0
Initial measurement on August 18, 2020	43,205,208
Change in valuation inputs or other assumptions	106,714,978
Fair value as of December 31, 2020	$ 149,920,186